UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

                                                         480 N. Magnolia Ave.

                                                                    Suite 103

                                                     El Cajon, CA

                                                                        92020

                                                                (Address of principal executive offices)

                                                                              (Zip code)

Ross C. Provence

Wireless Fund

480 N. Magnolia Ave.,

Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Wireless Fund

	Schedule of Investments
	December 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Circuit Boards
22,475	Flextronics International, Ltd.*	$ 310,605	4.63%

Communications Equipment
15,625	UTStarcom, Inc.*	346,094	5.16%

Communications Services
57,500	Metro One Communications, Inc.*	91,425
22,300	Wireless Facilities, Inc.*	210,512
		301,937	4.50%

Computer Communications Equipment
9,150	Cisco Systems Inc.*	176,778	2.63%

Computer Programming Services
10,000	Amdocs Limited*	262,500	3.91%

Electronic Components, NEC
15,000	Micronetics, Inc.*	123,000	1.83%

Patent Owners & Lessors
5,000	Interdigital Communications Corp.*	110,500	1.65%

Prepackaged Software
15,400	BEA Systems, Inc.*	136,444
9,500	Catapult Communications Corp.*	229,520
12,430	Check Point Software Tech.*	306,151
9,833	Openwave Systems, Inc.*	152,018
13,000	Oracle Corp.*	178,360
		1,002,493	14.94%

Printed Circuit Boards
13,000	Sanmina SCI Corp.*	110,110	1.64%

Radio and Television Broadcasting and Communication Equip.
10,500	Comtech Telecommunications Corp.*	394,905
2,600	LM Ericsson *	81,874
14,000	Motorola, Inc.	240,800
24,776	Nokia Corp. ADR	388,240
12,375	QUALCOMM, Inc.	524,700
3,500	Spectralink Corp.	49,630
		1,680,149	25.04%

Radiotelephone Communications
5,500	Nextel *	165,055	2.46%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,600	Garmin Ltd.	401,544	5.98%

Semiconductors and Related Devices
1,545	Freescale Semiconductors, Inc. CL B *	28,366
6,100	Intel Corp.	142,679
7,300	Kopin Corporation*	28,251
27,700	RF Micro Devices, Inc.*	189,468
22,100	Skyworks Solutions, Inc. *	208,403
14,500	Texas Instruments, Inc.	356,990
119,000	TranSwitch Corp.*	183,260
		1,137,417	16.95%

Telephone and Telegraph Apparatus
12,680	Comverse Technology, Inc.*	310,026
36,500	Nortel Networks Corp.*	127,385
		437,411	6.52%

Total for Common Stock (Cost $8,724,934)		6,565,592	97.84%

Cash Equivalents
147,839	First American Treasury Obligation Fund Cl S 1.11% **	147,839	2.21%
	(Cost $147,839)

	Total Investments	6,713,432	100.05%
	(Cost $8,872,773)

	Liabilities in Excess of Other Assets	(3,200)	-0.05%

	Net Assets	$ 6,710,232	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

NOTES TO FINANCIAL STATEMENTS

WIRELESS FUND

1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,872,773 amounted to $2,159,342, which consisted of aggregate gross unrealized appreciation of $1,287,074 and aggregate gross unrealized depreciation of $3,446,416.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                     2/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                     2/22/05

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                     2/22/05